Long-lived Assets by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting Information [Line Items]
Long-lived assets	$ 39,086	$ 20,695	$ 9,467	$ 1,698
North America
Segment Reporting Information [Line Items]
Long-lived assets	28,561	15,820	7,859	1,013
Europe
Segment Reporting Information [Line Items]
Long-lived assets	9,320	4,537	1,391	500
Asia Pacific and other
Segment Reporting Information [Line Items]
Long-lived assets	$ 1,205	$ 338	$ 217	$ 185